Property, Plant And Equipment, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Mineral reserves and interests, net	$ 353,819,000	$ 285,729,000
Capitalized interest cost	1,816,000	2,129,000	1,010,000
Depreciation, depletion and amortization	173,407,000	181,537,000	179,391,000
Bahamas And Canada [Member]
Property, Plant and Equipment [Line Items]
Net fixed assets in foreign countries	72,181,000	73,883,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 169,974,000	$ 178,426,000	$ 176,050,000